UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3651
                                     -------------------------------------------


                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code:  (513) 362-8000
                                                     ---------------------------
Date of fiscal year end:   03/31/08
                           --------------------------
Date of reporting period:  06/30/07
                           --------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP GROWTH FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 24.4%
Alexion Pharmaceuticals, Inc.*                            6,375  $      287,258
ArthroCare Corp.*                                         4,910         215,598
Biomarin Pharmaceutical, Inc.*                           12,650         226,941
ev3, Inc.*+                                               9,230         155,802
Genomic Health, Inc.*+                                   12,071         226,935
Gen-Probe, Inc.*                                          3,995         241,378
Hologic, Inc.*                                            4,720         261,063
Intuitive Surgical, Inc.*                                 1,250         173,463
Kyphon, Inc.*                                             5,920         285,048
LCA-Vision, Inc.                                          3,595         169,900
LifeCell Corp.*                                           4,950         151,173
OSI Pharmaceuticals, Inc.*                                1,100          39,831
Pharmion Corp.*                                           6,330         183,254
Progenics Pharmaceuticals, Inc.*                          6,690         144,303
Radiation Therapy Services, Inc.*                         5,035         132,622
Ventana Medical Systems, Inc.*                            4,750         367,032
--------------------------------------------------------------------------------
                                                                      3,261,601
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 21.5%
Adminstaff, Inc.                                          4,540         152,045
BJ'S Restaurants, Inc.*                                   8,370         165,224
Bright Horizons Family Solutions, Inc.*                   4,049         157,547
Chipotle Mexican Grill, Inc.*                               823          70,185
Coldwater Creek, Inc.*                                    6,649         154,456
Consolidated Graphics, Inc.*                              2,167         150,130
CRA International, Inc.*                                  2,440         117,608
DSW, Inc.*+                                               4,490         156,342
Guitar Center, Inc.*                                      3,248         194,262
LIFE TIME FITNESS, Inc.*                                  3,160         168,207
McCormick & Schmick's
  Seafood Restaurants, Inc.*                              6,434         166,898
Nutri/System, Inc.*+                                      3,520         245,836
PetMed Express, Inc.*                                    11,495         147,596
Phillips-Van Heusen Corp.                                 2,828         171,292
Sonic Corp.*                                              6,158         136,215
Steiner Leisure Ltd.*                                     3,340         164,061
ValueClick, Inc.*                                         4,090         120,491
Watson Wyatt Worldwide, Inc.                              2,658         134,176
WESCO International, Inc.*                                1,770         106,997
--------------------------------------------------------------------------------
                                                                      2,879,568
--------------------------------------------------------------------------------

TECHNOLOGY -- 18.6%
Anixter International, Inc.*                              2,215         166,590
Avnet, Inc.*                                              3,890         154,200
COMSYS IT Partners, Inc.*                                 6,817         155,496
Digital River, Inc.*                                      2,810         127,153
DivX, Inc.+*                                              8,608         129,120
Emulex Corp.*                                             4,582         100,071
F5 Networks, Inc.*                                        1,660         133,796
j2 Global Communications, Inc.*                           5,435         189,682
Micros Systems, Inc.*                                     2,620         142,528
Microsemi Corp.*+                                         5,435         130,168
NETGEAR, Inc.*                                            5,490         199,012
Nuance Communications, Inc.*                             12,465         208,538
Packeteer, Inc.*                                         10,245          80,013
Parametric Technology Corp.*                              8,869         191,659
Secure Computing Corp.*                                  18,340         139,201
Tessera Technologies, Inc.*                               3,590         145,575
Transaction Systems Architects, Inc.*                     2,770          93,238
--------------------------------------------------------------------------------
                                                                      2,486,040
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 10.8%
Affiliated Managers Group, Inc.*                          1,245         160,306
Boston Private Financial Holdings, Inc.                   4,710         126,558
East West Bancorp, Inc.                                   3,985         154,937
Euronet Worldwide, Inc.*                                  5,835         170,149
Jefferies Group, Inc.                                     4,550         122,759
LaSalle Hotel Properties                                  3,540         153,707
Morningstar, Inc.*                                        4,241         199,432
Portfolio Recovery Associates, Inc.                       4,033         242,060
Wright Express Corp.*                                     3,413         116,964
--------------------------------------------------------------------------------
                                                                      1,446,872
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 9.9%
Arris Group, Inc.*                                       10,805         190,060
Bucyrus International, Inc.                               2,265         160,317
EnPro Industries, Inc.*                                   3,695         158,109
General Cable Corp.*                                      1,785         135,214
Regal-Beloit Corp.                                        3,023         140,690
Sonic Solutions*+                                         4,324          54,526
Triumph Group, Inc.                                       1,820         119,155
Ultra Clean Holdings, Inc.*+                             16,980         237,380
Woodward Governor Co.                                     2,439         130,901
--------------------------------------------------------------------------------
                                                                      1,326,352
--------------------------------------------------------------------------------

ENERGY -- 6.2%
Cabot Oil & Gas Corp.                                     2,671          98,506
Helix Energy Solutions Group, Inc.*                       2,520         100,573
Helmerich & Payne, Inc.                                   3,283         116,284
Input/Output, Inc.*                                      14,593         227,797
Superior Well Services, Inc.*                             3,080          78,263
Trico Marine Services, Inc.*                              1,095          44,764
W-H Energy Services, Inc.*                                2,635         163,133
--------------------------------------------------------------------------------
                                                                        829,320
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.4%
AAR Corp.*                                                3,143         103,750
Hub Group, Inc.*                                          4,605         161,912
Wabtec Corp.                                              5,096         186,157
--------------------------------------------------------------------------------
                                                                        451,819
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 2.9%
NCI Building Systems, Inc.*                               2,975         146,757
Reliance Steel & Aluminum Co.                             1,855         104,362
The Andersons, Inc.+                                      3,095         140,296
--------------------------------------------------------------------------------
                                                                        391,415
--------------------------------------------------------------------------------

UTILITIES -- 1.0%
Pike Electric Corp.*                                      5,965         133,497
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.5%
Jones Soda Co.*+                                          4,860          68,137
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   13,274,621
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
DIVERSIFIED SMALL CAP GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 12.5%
BBH Securities Lending Fund **                        1,439,047  $    1,439,047
Touchstone Institutional
  Money Market Fund^                                    229,200         229,200
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    1,668,247
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 111.7%
(Cost $12,969,606)                                               $   14,942,868

LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.7%)                     (1,564,891)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   13,377,977
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $1,387,390.
**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
GROWTH OPPORTUNITIES FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.6%                                  SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 30.0%
Adolor Corp.*+                                          134,600  $      499,366
Biogen Idec, Inc.*+                                      27,300       1,460,550
Celgene Corp.*                                           22,800       1,307,124
CVS Corp                                                 39,400       1,436,130
DaVita, Inc.*+                                           18,500         996,780
Dentsply International, Inc.                             21,700         830,242
Elan Corp. plc*                                         140,700       3,085,551
Gen-Probe, Inc.*                                         17,800       1,075,476
Gilead Sciences, Inc.*                                   21,000         814,170
Novartis AG                                              10,500         588,735
Palomar Medical Technologies, Inc.*                      15,200         527,592
Santarus, Inc.*+                                         73,900         382,063
Shire PLC - ADR                                          12,900         956,277
Vanda Pharmaceuticals, Inc*+                             25,700         520,682
Wyeth                                                    22,500       1,290,150
--------------------------------------------------------------------------------
                                                                     15,770,888
--------------------------------------------------------------------------------

TECHNOLOGY -- 17.0%
Amdocs Ltd.*                                             19,900         792,418
Business Objects S.A. - ADR*                             18,900         734,076
Citrix Systems, Inc.*                                    24,800         835,016
Cognos, Inc.*                                            23,300         924,311
Corning, Inc.                                            28,900         738,395
DRS Technologies, Inc.                                   14,100         807,507
EMC Corp.*                                               49,800         901,380
Marvell Technology Group Ltd.*                           60,300       1,098,063
Maxim Integrated Products, Inc.                          32,300       1,079,143
Nuance Communications, Inc.*+                            63,000       1,053,990
--------------------------------------------------------------------------------
                                                                      8,964,299
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.8%
Boyd Gaming Corp.                                        22,500       1,106,775
Geo Group, Inc.*                                         30,600         890,460
Google, Inc.*                                             1,600         837,408
Hilton Hotels Corp.                                      23,300         779,851
MSC Industrial Direct Co., Inc.                          12,800         704,000
O'Reilly Automotive, Inc.*+                              20,900         763,895
Tiffany & Co.                                            19,200       1,018,752
Time Warner, Inc.                                        23,300         490,232
VeriSign, Inc.*                                          37,800       1,199,394
Viacom, Inc. - Class B*                                  25,100       1,044,913
--------------------------------------------------------------------------------
                                                                      8,835,680
--------------------------------------------------------------------------------

ENERGY -- 10.7%
Grant Prideco, Inc.*                                     23,300       1,254,239
National-Oilwell Varco, Inc.*                             9,700       1,011,128
Smith International, Inc.                                14,400         844,416
Suncor Energy, Inc.                                      12,100       1,088,032
Weatherford International Ltd.*                          25,700       1,419,668
--------------------------------------------------------------------------------
                                                                      5,617,483
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 10.4%
AMETEK, Inc.                                             21,650         859,072
General Electric Co.                                     27,400       1,048,872
IDEX Corp.                                               20,400         786,216
ITT Corp.                                                15,300       1,044,684
Polycom, Inc.*                                           24,800         833,280
Textron, Inc.                                             8,100         891,891
--------------------------------------------------------------------------------
                                                                      5,464,015
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.4%
American Express Co.                                     14,350         877,933
eFunds Corp.*                                            10,000         352,900
Signature Bank*                                          16,000         545,600
T. Rowe Price Group, Inc.                                14,300         742,027
The Charles Schwab Corp.                                 41,000         841,320
--------------------------------------------------------------------------------
                                                                      3,359,780
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 5.0%
Hexcel Corp.*+                                           40,200         847,014
Monsanto Co.                                             13,700         925,298
Praxair, Inc.                                            12,100         871,079
--------------------------------------------------------------------------------
                                                                      2,643,391
--------------------------------------------------------------------------------

UTILITIES -- 2.1%
Comcast Corp.*                                           38,350       1,078,402
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 0.2%
Canadian Pacific Railway Ltd.                             1,700         116,994
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   51,850,932
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 11.6%
BBH Securities Lending Fund **                        5,898,753       5,898,753
Touchstone Institutional
  Money Market Fund^                                    217,088         217,088
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $    6,115,841
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 110.2%
(Cost $48,633,834)                                               $   57,966,773

LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.2%)                     (5,365,915)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   52,600,858
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $5,715,562.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP CORE EQUITY FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.4%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL -- 21.1%
Aflac, Inc.                                              67,878  $    3,488,929
Allstate Corp                                            51,133       3,145,191
American Express Co.                                     54,935       3,360,923
Bank of America Corp.                                    58,111       2,841,047
Citigroup, Inc.                                          59,479       3,050,678
Morgan Stanley                                           39,047       3,275,262
Wells Fargo                                              82,028       2,884,925
--------------------------------------------------------------------------------
                                                                     22,046,955
--------------------------------------------------------------------------------

ENERGY -- 15.1%
Chevron Corp.                                            42,975       3,620,214
ConocoPhillips                                           45,812       3,596,242
Exxon Mobil Corp.                                        43,487       3,647,690
Marathon Oil Corp.                                       82,070       4,920,917
--------------------------------------------------------------------------------
                                                                     15,785,063
--------------------------------------------------------------------------------

TECHNOLOGY -- 14.5%
Cisco Systems, Inc.*                                    164,330       4,576,590
Hewlett-Packard Co.                                      90,819       4,052,344
Microsoft Corp.                                         116,085       3,421,025
QUALCOMM, Inc.                                           71,531       3,103,730
--------------------------------------------------------------------------------
                                                                     15,153,689
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 14.2%
General Electric Co.                                     86,707       3,319,144
Honeywell International, Inc.                            74,439       4,189,427
Illinois Tool Works, Inc.                                71,906       3,896,586
United Technologies Corp.                                48,447       3,436,346
--------------------------------------------------------------------------------
                                                                     14,841,503
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 11.8%
Best Buy Co., Inc.                                       61,231       2,857,651
Home Depot, Inc.                                         79,037       3,110,106
Kimberly-Clark Corp.                                     47,141       3,153,261
Target Corp.                                             49,877       3,172,177
--------------------------------------------------------------------------------
                                                                     12,293,195
--------------------------------------------------------------------------------

HEALTH CARE -- 11.0%
Amgen*                                                   47,291       2,614,719
Cardinal Health, Inc.                                    43,044       3,040,629
Johnson & Johnson                                        45,029       2,774,687
WellPoint, Inc.*                                         37,947       3,029,309
--------------------------------------------------------------------------------
                                                                     11,459,344
--------------------------------------------------------------------------------

UTILITIES -- 4.0%
AT&T, Inc.                                              100,184       4,157,636
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.5%
Du Pont (E.I.) DE Nemours                                71,631       3,641,720
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.2%
Altria Group, Inc.                                       47,820       3,354,095
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $  102,733,200
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.6%
Touchstone Institutional
  Money Market Fund^                                  1,674,815  $    1,674,815
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $86,664,200)                                               $  104,408,015

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                            32,151
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $  104,440,166
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP GROWTH FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.0%
DIRECTV Group, Inc.*                                    957,680  $   22,131,985
EchoStar Communications - Class A*                      533,410      23,133,992
Google, Inc.*                                            47,420      24,818,679
McDonald's Corp.                                        478,890      24,308,456
MGM MIRAGE*                                             279,265      23,033,777
NIKE, Inc. - Class B                                    417,050      24,309,844
--------------------------------------------------------------------------------
                                                                    141,736,733
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 13.8%
Lockheed Martin Corp.                                   329,330      30,999,833
Raytheon Co.                                            311,530      16,788,352
Research In Motion Ltd.*                                171,855      34,369,281
Rockwell Collins, Inc.                                  233,570      16,499,385
The Boeing Co.                                          331,155      31,843,865
--------------------------------------------------------------------------------
                                                                    130,500,716
--------------------------------------------------------------------------------

TECHNOLOGY -- 12.8%
Apple Computer, Inc.*                                   256,870      31,348,415
Cisco Systems, Inc.*                                    875,300      24,377,105
Garmin Ltd.+                                            350,810      25,949,416
NVIDIA Corp.*                                           420,630      17,376,225
Oracle Corp.*                                         1,089,210      21,468,329
--------------------------------------------------------------------------------
                                                                    120,519,490
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 10.6%
Anglo American PLC - ADR                                891,410      26,153,969
Potash Corp. of Saskatchewan                            360,345      28,096,100
Praxair, Inc.                                           299,840      21,585,482
Precision Castparts Corp.                               200,000      24,272,000
--------------------------------------------------------------------------------
                                                                    100,107,551
--------------------------------------------------------------------------------

HEALTH CARE -- 10.6%
Baxter International, Inc.                              410,800      23,144,473
Celgene Corp.*+                                         273,470      15,678,035
Gilead Sciences, Inc.*                                  563,820      21,859,301
Laboratory Corp. of America Holdings*                   247,960      19,405,350
Stryker Corp.                                           316,860      19,990,697
--------------------------------------------------------------------------------
                                                                    100,077,856
--------------------------------------------------------------------------------

UTILITIES -- 10.5%
America Movil S.A. - ADR                                609,505      37,746,644
AT&T, Inc.                                              556,595      23,098,693
Qwest Communications International, Inc.*+            1,816,870      17,623,639
Vimpel-Communications                                   195,970      20,647,399
--------------------------------------------------------------------------------
                                                                     99,116,375
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 9.6%
Brookfield Asset Management, Inc. - Class A             478,850      19,106,115
Chicago Mercantile Exchange Holdings, Inc.+              44,740      23,907,266
Goldman Sachs Group, Inc.                               110,045      23,852,254
Loews                                                   459,175      23,408,742
--------------------------------------------------------------------------------
                                                                     90,274,377

CONSUMER STAPLES -- 6.1%
Colgate-Palmolive Co.                                   271,160      17,584,726
PepsiCo, Inc.                                           335,605      21,763,984
Reynolds American, Inc.+                                275,720      17,976,944
--------------------------------------------------------------------------------
                                                                     57,325,654
--------------------------------------------------------------------------------

ENERGY -- 5.5%
NRG Energy, Inc.*                                       525,000      21,824,250
Schlumberger Ltd.+                                      348,175      29,573,985
--------------------------------------------------------------------------------
                                                                     51,398,235
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 2.7%
CSX Corp.                                               569,280      25,663,142
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $  916,720,129
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 12.5%
BBH Securities Lending Fund **                      100,407,840     100,407,840
Touchstone Institutional
  Money Market Fund^                                 17,316,494      17,316,494
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $  117,724,334
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 109.7%
(Cost $844,238,283)                                              $1,034,444,463

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.7%)                     (91,850,958)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $  942,593,505
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $97,968,070.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
LARGE CAP VALUE FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 87.7%                                  SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 33.6%
Capital One Financial Corp.                              10,000  $      784,400
Citigroup, Inc.                                          32,500       1,666,925
Countrywide Financial Corp.                              77,000       2,798,950
Fannie Mae                                               53,200       3,475,555
Freddie Mac                                              52,000       3,156,400
Genworth Financial, Inc.                                 41,300       1,420,720
JP Morgan Chase & Co.                                     9,400         455,430
MGIC Investment Corp.+                                   13,400         761,924
W Holding Co., Inc.                                     138,800         366,432
Washington Mutual, Inc.                                  72,400       3,087,136
--------------------------------------------------------------------------------
                                                                     17,973,872
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 14.0%
Alcatel - ADR+                                          199,900       2,798,600
D.R. Horton, Inc.                                        62,900       1,253,597
General Electric Co.                                      9,100         348,348
Nortel Networks Corp.*                                   18,150         436,508
Pulte Homes, Inc.                                        47,600       1,068,620
Tyco International Ltd.                                  46,800       1,581,372
--------------------------------------------------------------------------------
                                                                      7,487,045
--------------------------------------------------------------------------------

TECHNOLOGY -- 11.5%
AU Optronics Corp. - ADR+                                95,172       1,636,958
BearingPoint, Inc.*                                     223,400       1,633,054
Dell, Inc.*                                              56,400       1,610,220
Motorola, Inc.                                            1,600         559,320
Sanmina-SCI Corp.*                                      236,600         740,558
--------------------------------------------------------------------------------
                                                                      6,180,110
--------------------------------------------------------------------------------

ENERGY -- 7.7%
Peabody Energy Corp.                                     39,100       1,891,658
Reliant Energy, Inc.*                                    83,500       2,250,325
--------------------------------------------------------------------------------
                                                                      4,141,983
--------------------------------------------------------------------------------

UTILITIES -- 5.7%
Mirant Corp.*                                            28,700       1,224,055
Sprint Nextel Corp.                                      89,500       1,853,545
--------------------------------------------------------------------------------
                                                                      3,077,600
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 5.0%
AMR Corp.*                                               15,100         397,885
Ford Motor Co.*+                                         46,300         436,146
UAL Corp.*+                                              45,000       1,826,550
--------------------------------------------------------------------------------
                                                                      2,660,581
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 3.7%
Abitibi-Consolidated, Inc. - ADR*+                      677,700       1,992,438
--------------------------------------------------------------------------------

HEALTH CARE -- 3.4%
Sanofi-Aventis - ADR                                     45,600       1,836,312
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.1%
Safeway, Inc.                                             9,500         323,285
Tyson Foods, Inc.                                        57,900       1,334,016
--------------------------------------------------------------------------------
                                                                      1,657,301
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   47,007,242
--------------------------------------------------------------------------------

EXCHANGE TRADED FUND -- 0.9%
iShares Russell 1000 Value Index Fund                     5,300  $      459,722
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 19.6%
BBH Securities Lending Fund **                        4,327,216       4,327,216
Touchstone Institutional
  Money Market Fund^                                  6,163,126       6,163,126
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $   10,490,342
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 108.2%
(Cost $54,404,885)                                               $   57,957,306

LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.2%)                      (4,399,211)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   53,558,095
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $4,178,487.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MICRO CAP GROWTH FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.0%                                  SHARES        VALUE
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 20.6%
Astronics Corp.*                                         36,500  $    1,163,620
Avalon Holdings Corp. - Class A*                         37,200         368,280
Ducommun, Inc.*                                          19,600         504,308
Fuel-Tech N.V.*+                                         59,350       2,032,738
Globecomm Systems, Inc.*                                 58,984         862,346
Hardinge, Inc.                                           42,000       1,429,260
Kadant, Inc.*                                            30,400         948,480
Key Technology, Inc.*                                    21,000         470,400
KMG Chemicals, Inc.                                      25,300         668,679
K-Tron International, Inc.*                              19,800       2,007,126
MagneTek, Inc.*                                          93,900         483,585
Sun Hydraulics Corp.                                     29,000       1,428,250
Tat Technologies, Ltd.*                                  70,500       1,447,365
Team, Inc.*                                               4,800         215,856
Trio-Tech International*                                 31,800         634,410
--------------------------------------------------------------------------------
                                                                     14,664,703
--------------------------------------------------------------------------------

TECHNOLOGY -- 19.9%
Actuate Corp.*                                          159,600       1,083,684
BSQUARE Corp.*                                          122,036         726,114
Catalyst Semiconductor, Inc.*                            50,200         238,952
Chordiant Software, Inc.*                                67,900       1,063,314
Comtech Group, Inc.*                                     76,700       1,266,317
Concur Technologies, Inc.*                               54,900       1,254,465
Ebix, Inc.*                                               5,600         225,120
Evolving Systems, Inc.*                                  79,900         180,574
Hauppauge Digital, Inc.*                                 86,600         426,938
Hirsch International Corp. - Class A*                    81,800         339,470
iGate Capital Corp.*                                     86,300         692,126
Iomega Corp.*                                           147,700         686,805
LivePerson, Inc.*                                        53,300         285,155
Network Equipment Technologies, Inc.*                    34,500         329,130
Pericom Semiconductor Corp.*                             57,300         639,468
Rainmaker Systems, Inc.*                                 10,800          76,788
Silicom Ltd.*+                                           78,800       1,584,668
Simulations Plus, Inc.*+                                 27,800         255,204
TeleCommunication Systems, Inc.*+                       116,700         592,836
Unica Corp.*                                             34,400         567,600
Vicon Industries, Inc.*                                  37,600         384,272
Video Display Corp.*+                                    51,450         405,426
Vocus, Inc.*                                             19,500         489,645
Zilog, Inc.*                                             64,500         330,885
--------------------------------------------------------------------------------
                                                                     14,124,956
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.9%
American Medical Alert Corp.*                            80,100         636,795
Aristotle Corp.*                                         24,841         271,761
DG Fastchannel, Inc.*                                    32,300         658,274
Factory Card & Party Outlet Corp.*                       12,500         132,625
Famous Dave's of America, Inc.*                          25,900         577,052
Learning Tree International, Inc.*                       11,600         151,960
McCormick & Schmick's
  Seafood Restaurants, Inc.*                             54,600       1,416,324
PC Connection, Inc.*+                                    29,100         385,284
Perficient, Inc.*                                        75,300       1,558,710
Premier Exhibitions, Inc.*+                              26,100         411,336
Rentrack Corp.*                                          48,400         716,804
SM&A*                                                    53,900         377,839
Smith & Wesson Holding Corp.*+                          160,450       2,687,537
Standard Parking Corp.*                                  11,400         400,482
TESSCO Technologies, Inc.*                               58,600       1,138,012
Universal Security Instruments, Inc.*                    15,700         492,509
Waste Industries USA, Inc.                               22,100         754,494
--------------------------------------------------------------------------------
                                                                     12,767,798
--------------------------------------------------------------------------------

HEALTH CARE -- 14.6%
Air Methods Corp.*                                       37,700       1,382,459
Almost Family, Inc.*                                     58,700       1,129,975
America Service Group, Inc.*                             43,600         737,712
Avigen, Inc.*                                            86,100         529,515
Cynosure, Inc. - Class A*                                25,600         932,608
HealthStream, Inc.*                                      69,900         245,349
HMS Holdings Corp.*+                                     95,000       1,818,300
Medical Action Industries, Inc.*                         18,200         328,692
Medtox Scientific, Inc.*                                 41,800       1,224,740
Mesa Laboratories, Inc.                                  24,900         572,700
Sonic Innovations, Inc*+                                 47,800         418,250
Span-America Medical Systems, Inc.                       32,500         824,200
Vascular Solutions, Inc.*                                28,100         263,297
--------------------------------------------------------------------------------
                                                                     10,407,797
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 7.6%
American Physicians Capital, Inc.*                       37,500       1,518,750
CyberSource Corp.*+                                     109,300       1,318,158
James River Group, Inc.                                   1,943          64,566
Life Partners Holding, Inc.+                             17,750         578,295
TheStreet.com, Inc.+                                    177,500       1,931,200
--------------------------------------------------------------------------------
                                                                      5,410,969
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 6.7%
Amerigon, Inc.*                                         171,500       3,085,285
Dorman Products, Inc.*                                    3,500          48,370
Midwest Air Group, Inc.*+                                29,400         441,588
Spartan Motors, Inc.+                                    69,750       1,187,145
--------------------------------------------------------------------------------
                                                                      4,762,388
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 4.6%
Eastern Co.+                                              9,500         276,070
Furmanite Corp.*                                         19,000         147,060
L. B. Foster Co.*                                        23,600         676,848
Landec Corp.*                                            11,200         150,080
Michael Baker Corp.*                                      5,300         196,895
Multi-Color Corp.                                        28,100       1,104,611
Synalloy Corp.+                                          19,700         687,530
--------------------------------------------------------------------------------
                                                                      3,239,094
--------------------------------------------------------------------------------

ENERGY -- 2.8%
Bolt Technology Corp*+                                   19,800         871,992
Matrix Service Co.*+                                     30,600         760,410
Union Drilling, Inc.*                                    23,000         377,660
--------------------------------------------------------------------------------
                                                                      2,010,062
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.3%
National Beverage Corp.+                                 77,280         889,493
NutraCea*+                                              169,800         579,018
Omega Protein Corp.*                                     20,200         187,052
--------------------------------------------------------------------------------
                                                                      1,655,563
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   69,043,330
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MICRO CAP GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 32.5%
BBH Securities Lending Fund **                       19,610,674  $   19,610,674
Touchstone Institutional
  Money Market Fund^                                  3,492,709       3,492,709
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $   23,103,383
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 129.5%
(Cost $72,292,669)                                               $   92,146,713

LIABILITIES IN EXCESS OF OTHER ASSETS -- (29.5%)                    (20,995,622)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   71,151,091
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $18,278,231.
**    Represents collateral for securities loaned.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MID CAP GROWTH FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.4%                                  SHARES        VALUE
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 18.4%
Alliant Techsystems, Inc.*+                              97,850  $    9,701,828
AMETEK, Inc.                                            477,050      18,929,343
ASML Holding N.V*                                       277,010       7,603,925
Comverse Technology, Inc.*                              713,666      14,883,503
Diebold, Inc.                                           242,510      12,659,022
Dover Corp.                                             181,190       9,267,869
Empresa Brasileira De Aeronautica S.A.+                 259,550      12,512,906
IDEX Corp.                                              302,800      11,669,912
ITT Industries, Inc.                                    144,200       9,845,976
Joy Global, Inc.                                        226,900      13,235,077
KLA-Tencor Corp.                                        155,500       8,544,725
Mettler-Toledo International, Inc.*                     144,200      13,772,542
Pentair, Inc.                                           249,000       9,603,930
Polycom, Inc.*                                          228,300       7,670,880
SPX Corp.                                               151,040      13,262,822
Tektronix, Inc.                                         278,177       9,385,692
Teleflex, Inc.                                          112,297       9,183,649
Teradyne, Inc.*                                         655,850      11,529,843
Verigy Ltd.*                                            316,151       9,045,080
Waters Corp*                                            218,800      12,987,968
--------------------------------------------------------------------------------
                                                                    225,296,492
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.6%
Boyd Gaming Corp.                                       264,400      13,005,836
Coldwater Creek, Inc.*+                                 572,800      13,306,144
Dick's Sporting Goods, Inc.*                            144,200       8,388,114
Estee Lauder Companies, Inc.                            282,200      12,842,922
GameStop Corp.*                                         600,800      23,491,280
Gap, Inc.                                               490,900       9,376,190
Gaylord Entertainment Co.*+                             153,800       8,249,832
International Flavors & Fragrances, Inc.                208,800      10,886,832
Jones Apparel Group, Inc.                               315,680       8,917,960
Macy's, Inc.                                            258,374      10,278,118
Monster Worldwide, Inc.*                                146,600       6,025,260
MSC Industrial Direct Co., Inc.                         293,200      16,126,000
O'Reilly Automotive, Inc.*+                             283,600      10,365,580
Regis Corp.                                             275,529      10,538,984
The Cheesecake Factory, Inc.*                           424,200      10,401,384
Tiffany & Co.                                           235,500      12,495,630
VeriSign, Inc.*                                         485,500      15,404,915
VistaPrint Ltd.*+                                       383,500      14,668,875
--------------------------------------------------------------------------------
                                                                    214,769,856
--------------------------------------------------------------------------------

TECHNOLOGY -- 17.2%
ADC Telecommunications, Inc.*                           587,400      10,767,042
Amdocs Ltd.*                                            252,300      10,046,586
Analog Devices, Inc.                                    374,200      14,084,888
Autodesk, Inc.*                                         317,200      14,933,776
Business Objects S.A. - ADR*+                           245,100       9,519,684
Cognizant Technology Solutions Corp.*                   125,900       9,453,831
Cognos, Inc.*                                           300,400      11,916,868
DRS Technologies, Inc.                                   96,100       5,503,647
International Rectifier Corp.*                          244,600       9,113,796
LSI Logic Corp.*                                      1,013,400       7,610,634
Marvell Technology Group Ltd.*                          980,600      17,856,726
Maxim Integrated Products, Inc.                         828,450      27,678,515
Micron Technology, Inc.*                                673,200       8,435,196
Red Hat, Inc.*                                          442,200       9,852,216
Satyam Computer Services Ltd. - ADR+                    225,900       5,593,284
Sun Microsystems*                                     2,311,000      12,155,860
TIBCO Software, Inc.*                                   735,900       6,659,895
Varian, Inc.*                                           134,880       7,395,470
Vishay Intertechnology, Inc.*+                          739,870      11,704,743
--------------------------------------------------------------------------------
                                                                    210,282,657
--------------------------------------------------------------------------------

HEALTH CARE -- 15.7%
Beckman Coulter, Inc.+                                   93,400       6,041,112
Celgene Corp.*                                          259,600      14,882,868
DaVita, Inc.*+                                          168,200       9,062,616
Dentsply International, Inc.                            461,400      17,653,164
Edwards Lifesciences Corp.*+                            237,950      11,740,453
Elan Corp. PLC - ADR*+                                1,430,000      31,359,899
HEALTHSOUTH Corp.*+                                     343,260       6,216,439
Hillenbrand Industries, Inc.                            150,000       9,750,000
Hospira, Inc.*                                          268,240      10,472,090
Invitrogen Corp.*                                       168,200      12,404,750
Manor Care, Inc.                                        194,700      12,711,963
ResMed, Inc.*                                           293,200      12,097,432
Shire Pharmaceuticals Group PLC - ADR                   319,600      23,691,948
Thermo Fisher Scientific, Inc.*                         257,150      13,299,798
--------------------------------------------------------------------------------
                                                                    191,384,532
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 12.3%
Alliance Data Systems Corp.*                            141,800      10,958,304
Arthur J. Gallagher & Co.+                              223,335       6,226,580
Assurant, Inc.                                          111,480       6,568,402
Commerce Bancorp, Inc.+                                 179,530       6,640,815
E*TRADE Financial Corp.*                              1,123,900      24,826,951
Federated Investors, Inc. - Class B                     252,100       9,662,993
Fidelity National Information Services, Inc.            197,100      10,698,588
Hudson City Bancorp, Inc.                               427,400       5,222,828
Marshall & Ilsley Corp.                                 213,200      10,154,716
New York Community Bancorp, Inc.                        517,307       8,804,565
Old Republic International Corp.                        255,650       5,435,119
People's United Financial, Inc.                         624,215      11,067,332
SVB Financial Group*+                                   183,367       9,738,621
T. Rowe Price Group, Inc.                               240,300      12,469,167
Willis Group Holdings Ltd.+                             270,489      11,917,745
--------------------------------------------------------------------------------
                                                                    150,392,726
--------------------------------------------------------------------------------

ENERGY -- 10.1%
Cameron International Corp.*                             96,700       6,911,149
Chesapeake Energy Corp.+                                377,300      13,054,580
CONSOL Energy, Inc.                                     610,200      28,136,322
Grant Prideco, Inc.*                                    264,400      14,232,652
Hess Corp.                                              202,700      11,951,192
Murphy Oil Corp.+                                       213,520      12,691,629
Range Resources Corp.+                                  259,600       9,711,636
Smith International, Inc.                               281,200      16,489,568
Weatherford International Ltd.*                         174,200       9,622,808
--------------------------------------------------------------------------------
                                                                    122,801,536
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.2%
Molson Coors Brewing Co.+                                53,500       4,946,610
Pilgrim's Pride Corp.                                   304,970      11,640,705
Whole Foods Market, Inc.+                               259,200       9,927,360
--------------------------------------------------------------------------------
                                                                     26,514,675
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
MID CAP GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 98.4% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 1.6%
Canadian Pacific Railway Ltd.+                          187,500  $   12,903,750
Kirby Corp.*                                            173,700       6,668,343
--------------------------------------------------------------------------------
                                                                     19,572,093
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 1.4%
Cytec Industries, Inc.                                  171,715      10,950,265
Hexcel Corp.*+                                          267,195       5,629,799
--------------------------------------------------------------------------------
                                                                     16,580,064
--------------------------------------------------------------------------------

OTHER -- 1.2%
Textron, Inc.                                           129,800      14,292,278
--------------------------------------------------------------------------------

UTILITIES -- 0.7%
Neustar, Inc. - Class A*                                310,900       9,006,773
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $1,200,893,682
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 13.2%
BBH Securities Lending Fund **                      145,918,856  $  145,918,856
Touchstone Institutional
  Money Market Fund^                                 15,501,643      15,501,643
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $  161,420,499
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 111.6%
(Cost $1,113,013,536)                                            $1,362,314,181

LIABILITIES IN EXCESS OF OTHER ASSETS -- (11.6%)                   (141,721,710)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $1,220,592,471
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $142,084,992.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP GROWTH FUND - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.3%                                  SHARES        VALUE
--------------------------------------------------------------------------------

TECHNOLOGY -- 32.6%
Actuate Corp.*                                          100,000  $      679,000
Blue Coat Systems, Inc.*                                 19,650         973,068
BSQUARE Corp.*                                            9,300          55,335
Catalyst Semiconductor, Inc.*                             2,100           9,996
Chordiant Software, Inc.*                                19,000         297,540
Cogent Communications Group, Inc.*                       54,800       1,636,875
Concur Technologies, Inc.*+                              31,600         722,060
Ebix, Inc.*                                               2,500         100,500
Evolving Systems, Inc.*                                   9,100          20,566
Harmonic, Inc.*                                         117,350       1,040,895
Hirsch International Corp. - Class A*                    19,200          79,680
iGATE Capital Corp.*                                     31,100         249,422
Informatica Corp.*                                       88,750       1,310,837
Iomega Corp.*                                            48,100         223,665
LivePerson, Inc.*                                        17,400          93,090
MRV Communications, Inc.*+                              249,000         809,250
Network Equipment Technologies, Inc.*                     9,400          89,676
Opsware, Inc.*                                           59,100         562,041
OSI Systems, Inc.*                                       30,950         846,483
PMC-Sierra, Inc.*+                                       63,500         490,855
Riverbed Technology, Inc.*                               24,750       1,084,545
Simulations Plus, Inc.*+                                  7,619          69,942
TeleCommunication Systems, Inc.*                         32,900         167,132
The TriZetto Group, Inc.*                                50,650         980,584
Unica Corp.*                                              3,411          56,282
Varian, Inc.*                                            23,150       1,269,315
Vicon Industries, Inc.*                                   8,700          88,914
Vocus, Inc.*                                              6,300         158,193
Volterra Semiconductor Corp.*+                           65,350         927,970
Zilog, Inc.*                                             15,800          81,054
--------------------------------------------------------------------------------
                                                                     15,174,765
--------------------------------------------------------------------------------

HEALTH CARE -- 14.4%
Almost Family, Inc.*                                     14,800         284,900
America Service Group, Inc.*                             11,000         186,120
Avigen, Inc.*                                            52,900         325,335
Cynosure, Inc. - Class A*                                 4,000         145,720
HealthExtras, Inc.*                                      28,550         844,509
HMS Holdings Corp.*+                                     30,000         574,200
Indevus Pharmaceuticals, Inc.*                           92,700         623,871
Isis Pharmaceuticals, Inc.*+                             60,300         583,704
Luminex Corp.*                                           33,550         413,001
Medical Action Industries, Inc.*                          9,237         166,820
MEDTOX Scientific, Inc.*                                 14,400         421,920
Mesa Laboratories, Inc.                                  16,800         386,400
Micrus Endovascular Corp.*                               53,900       1,325,940
Sonic Innovations, Inc.*+                                10,200          89,250
Span-America Medical Systems, Inc.                        8,200         207,952
Vascular Solutions, Inc.*                                 9,900          92,763
--------------------------------------------------------------------------------
                                                                      6,672,405
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 13.6%
Astronics Corp.*                                          6,500         207,220
Avalon Holdings Corp. - Class A*                         18,700         185,130
Ducommun, Inc.*                                           4,300         110,639
Fuel-Tech N.V.*+                                         14,900         510,325
Globecomm Systems, Inc.*                                 18,900         276,318
Hardinge, Inc.                                            8,500         289,255
JA Solar Holdings Co. Ltd - ADR*                         31,400       1,059,122
Kadant, Inc.*                                            17,700         552,240
Key Technology, Inc.*                                     2,501          56,022
KMG Chemicals, Inc.                                       3,600          95,148
K-Tron International, Inc.*                               7,100         719,727
Ladish Co., Inc.*                                        20,650         887,950
Magnetek, Inc.*                                           9,600          49,440
SBA Communications Corp. - Class A*                      16,850         565,992
Tat Technologies Ltd.*                                   23,000         472,190
Team, Inc.*                                               3,200         143,904
Trio-Tech International*                                  6,400         127,680
--------------------------------------------------------------------------------
                                                                      6,308,302
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.4%
American Medical Alert Corp.*                            83,100         660,645
DG FastChannel, Inc.*                                     4,200          85,596
Famous Dave's of America, Inc.*                           7,000         155,960
Gemstar-TV Guide International, Inc.*                   260,350       1,280,922
McCormick & Schmick's
  Seafood Restaurants, Inc.*                              6,200         160,828
On Assignment, Inc.*                                    111,250       1,192,600
Perficient, Inc.*+                                       24,000         496,800
Rentrak Corp.*                                           15,500         229,555
SM&A*                                                    13,000          91,130
Smith & Wesson Holding Corp.*+                           45,000         753,750
Standard Parking Corp.*                                  10,800         379,404
TESSCO Technologies, Inc.*                               17,800         345,676
Universal Security Instruments*                           7,200         225,864
Waste Industries USA, Inc.                                5,600         191,184
--------------------------------------------------------------------------------
                                                                      6,249,914
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 9.3%
American Physicians Capital, Inc.*                       12,150         492,075
Bankrate, Inc.*+                                         30,000       1,437,600
CyberSource Corp.*+                                      36,700         442,602
Deluxe Corp.                                             33,400       1,356,374
James River Group, Inc.                                   2,523          83,839
Life Partners Holdings, Inc.+                             2,900          94,482
TheStreet.com, Inc.+                                     38,200         415,616
--------------------------------------------------------------------------------
                                                                      4,322,588
--------------------------------------------------------------------------------

ENERGY -- 4.4%
Basic Energy Services, Inc.*                             22,550         576,604
Bolt Technology Corp.*+                                   6,500         286,260
Carrizo Oil & Gas, Inc.*+                                20,900         866,723
Matrix Service Co.*+                                      8,100         201,285
Union Drilling, Inc.*                                     5,600          91,952
--------------------------------------------------------------------------------
                                                                      2,022,824
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION -- 3.9%
AAR Corp.*                                               36,800       1,214,768
Amerigon, Inc.*                                          33,400         600,866
Midwest Air Group, Inc.*+                                 1,000          15,020
--------------------------------------------------------------------------------
                                                                      1,830,654
--------------------------------------------------------------------------------

UTILITIES -- 2.7%
Global Crossing Ltd.*+                                   66,050       1,247,024
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - PORTFOLIO OF INVESTMENTS
SMALL CAP GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.3% (CONTINUED)                      SHARES        VALUE
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING -- 1.9%
Eastern Co.                                               3,000  $       87,180
Foster (LB) Co. - Class A*                                1,100          31,548
Furmanite Corp.*                                            900           6,966
Landec Corp.*                                             4,500          60,300
Multi-Color Corp.                                        12,900         507,099
Synalloy Corp.+                                           5,000         174,500
--------------------------------------------------------------------------------
                                                                        867,593
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.1%
National Beverage Corp.+                                 27,720         319,057
NutraCea*+                                               59,000         201,190
--------------------------------------------------------------------------------
                                                                        520,247
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                              $   45,216,316
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 24.7%
BBH Securities Lending Fund **                       10,067,725  $   10,067,725
Touchstone Institutional
  Money Market Fund^                                  1,436,181       1,436,181
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                           $   11,503,906
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.0%
(Cost $48,607,805)                                               $   56,720,222

LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.0%)                    (10,233,379)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   46,486,843
================================================================================

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan as of June 30, 2007, was $8,756,698.
**    Represents collateral for securities loaned.
ADR   American Depository Receipt.

See accompanying notes to Portfolios of Investments.

--------------------------------------------------------------------------------
TOUCHSTONE STRATEGIC TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2007, the following Funds loaned common stocks and received collateral as follows:

                                   FAIR VALUE OF COMMON           VALUE OF
                                      STOCKS LOANED         COLLATERAL RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund    $     1,387,390          $     1,439,047
Growth Opportunities Fund            $     5,715,562          $     5,898,753
Large Cap Growth Fund                $    97,968,070          $   100,407,840
Large Cap Value Fund                 $     4,178,487          $     4,327,216
Micro Cap Growth Fund                $    18,278,231          $    19,610,674
Mid Cap Growth Fund                  $   142,084,992          $   145,918,856
Small Cap Growth Fund                $     8,756,698          $    10,067,725

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

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TOUCHSTONE STRATEGIC TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
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Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times, be equal to or exceed the face amount of the repurchase agreement.

INVESTMENT INCOME

Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of June 30, 2007, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

                                                             GROSS                GROSS
                                      FEDERAL              UNREALIZED           UNREALIZED         NET UNREALIZED
                                      TAX COST            APPRECIATION         DEPRECIATION         APPRECIATION
------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund  $    12,998,625      $     2,259,487      $      (315,244)      $     1,944,243
Growth Opportunities Fund          $    48,730,524      $     9,875,202      $      (638,953)      $     9,236,249
Large Cap Core Equity Fund         $    87,099,747      $    18,469,819      $    (1,161,551)      $    17,308,268
Large Cap Growth Fund              $   844,640,140      $   193,433,619      $    (3,629,296)      $   189,804,323
Large Cap Value Fund               $    54,513,278      $     5,080,180      $    (1,636,152)      $     3,444,028
Micro Cap Growth Fund              $    72,323,694      $    21,736,588      $    (1,913,569)      $    19,823,019
Mid Cap Growth Fund                $ 1,115,768,046      $   261,438,660      $   (14,892,525)      $   246,546,135
Small Cap Growth Fund              $    48,831,313      $     8,891,702      $    (1,002,793)      $     7,888,909

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

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TOUCHSTONE STRATEGIC TRUST - NOTES TO PORTFOLIOS OF INVESTMENTS
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Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to a Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

RISKS ASSOCIATED WITH SMALL CAPITALIZATION INVESTING

Emerging growth funds and small cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies have experienced a greater degree than average of market volatility.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Strategic Trust


By:    /s/ Jill T. McGruder
       ----------------------------------
Name:  Jill T. McGruder
Title: President

Date:  August 22, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Weidenheft
       ----------------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:  August 22, 2007